SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 26, 2019	Nov. 14, 2019	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Subsequent Event
Distributions paid				$ 95,021	$ 133,416
Common Stock
Subsequent Event
Distributions paid			$ 28,600
Subsequent Event | Common Stock
Subsequent Event
Cash distribution (in dollars per share)	$ 0.4042
Subsequent Event | Series A Preferred Stock
Subsequent Event
Cash distribution (in dollars per share)	$ 0.546875
Distributions paid		$ 3,000
Golar LNG Limited | Unsecured Debt | Subsequent Event
Subsequent Event
Proceeds from issuance of debt	$ 15,000
London Interbank Offered Rate (LIBOR) | Golar LNG Limited | Unsecured Debt | Subsequent Event
Subsequent Event
Basis spread on variable rate	5.00%